RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated statement of comprehensive income (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue:
Total revenue	¥ 18,842,663	¥ 18,950,683	¥ 17,415,248
Expenses:
Selling, general and administrative	2,253,653	2,051,040	1,817,970
Total expenses	17,367,682	18,052,117	16,475,973
Operating income	1,474,981	898,566	939,275
Other income (expense):
Interest expenses	(44,544)	(18,286)	(16,731)
Other, net	(35,881)	73,759	6,268
Total other income (expense), net	(80,425)	55,473	(10,463)
Income before income taxes	1,394,556	954,039	928,812
Income taxes	548,331	327,869	317,418
Net income	846,225	626,170	611,394
Net loss attributable to the noncontrolling interests	(559)	(789)	(524)
Net income attributable to common stockholders	846,784	626,959	611,918
Foreign currency translation gain (loss)	(11,905)	10,512	5,241
Total Comprehensive income	¥ 834,879	¥ 637,471	¥ 617,159
Earnings per share:
Basic (in dollars per share)	¥ 62.07	¥ 46.93	¥ 48.96
Diluted (in dollars per share)	¥ 62.07	¥ 46.93	¥ 48.96
Weighted average shares outstanding:
Basic (in shares)	13,641,900	13,360,834	12,498,900
Diluted (in shares)	13,641,900	13,360,834	12,498,900
Real estate
Revenue:
Total revenue	¥ 18,307,409	¥ 18,487,074	¥ 17,098,308
Expenses:
Cost of sales	14,756,750	15,721,271	14,466,459
Other revenue
Revenue:
Total revenue	535,254	463,609	316,940
Expenses:
Cost of sales	¥ 357,279	¥ 279,806	191,544
As Previously Reported
Revenue:
Total revenue			17,442,248
Expenses:
Selling, general and administrative			1,886,530
Total expenses			16,572,330
Operating income			869,918
Other income (expense):
Interest expenses			(16,731)
Other, net			6,060
Total other income (expense), net			(10,671)
Income before income taxes			859,247
Income taxes			322,765
Net income			536,482
Net loss attributable to the noncontrolling interests			(523)
Net income attributable to common stockholders			537,005
Foreign currency translation gain (loss)			5,384
Total Comprehensive income			¥ 542,389
Earnings per share:
Basic (in dollars per share)			¥ 43.39
Diluted (in dollars per share)			¥ 43.39
Weighted average shares outstanding:
Basic (in shares)			12,498,900
Diluted (in shares)			12,498,900
As Previously Reported | Real estate
Revenue:
Total revenue			¥ 17,125,308
Expenses:
Cost of sales			14,494,256
As Previously Reported | Other revenue
Revenue:
Total revenue			316,940
Expenses:
Cost of sales			191,544
Adjustment
Revenue:
Total revenue			(27,000)
Expenses:
Selling, general and administrative			(68,560)
Total expenses			(96,357)
Operating income			69,357
Other income (expense):
Other, net			208
Total other income (expense), net			208
Income before income taxes			69,565
Income taxes			(5,347)
Net income			74,912
Net loss attributable to the noncontrolling interests			(1)
Net income attributable to common stockholders			74,913
Foreign currency translation gain (loss)			(143)
Total Comprehensive income			¥ 74,770
Earnings per share:
Basic (in dollars per share)			¥ 5.57
Diluted (in dollars per share)			¥ 5.57
Adjustment | Real estate
Revenue:
Total revenue			¥ (27,000)
Expenses:
Cost of sales			(27,797)
Adjustment | Other revenue
Expenses:
Cost of sales			¥ 0